General & Administrative Expenses, Stock compensation expense (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) shares $ / shares	Dec. 31, 2017 USD ($) shares $ / shares
General & Administrative Expenses [Abstract]
Expense recognized from stock compensation | $	$ 2,532	$ 2,458	$ 4,806
Stock compensation expense [Abstract]
Contractual life for outstanding stock compensation series	10 months 13 days
Vesting value $4.61 [Member]
Stock compensation expense [Abstract]
Fair value of shares vested (in dollars per share) | $ / shares	$ 4.61
Number of shares vested (in shares) | shares	281,094
Vesting value $3.92 [Member]
Stock compensation expense [Abstract]
Fair value of shares vested (in dollars per share) | $ / shares	$ 3.92
Number of shares vested (in shares) | shares	80,101
Vesting value $2.30 [Member]
Stock compensation expense [Abstract]
Fair value of shares vested (in dollars per share) | $ / shares	$ 2.30
Number of shares vested (in shares) | shares	212,823
Vesting value $3.04 [Member]
Stock compensation expense [Abstract]
Fair value of shares vested (in dollars per share) | $ / shares	$ 3.04
Number of shares vested (in shares) | shares	206,118
Vesting value $4.60 [Member]
Stock compensation expense [Abstract]
Fair value of shares vested (in dollars per share) | $ / shares	$ 4.60
Number of shares vested (in shares) | shares	10,435
Vesting value $3.38 [Member]
Stock compensation expense [Abstract]
Fair value of shares vested (in dollars per share) | $ / shares		$ 3.38
Number of shares vested (in shares) | shares		891,136
Vesting value $3.50 [Member]
Stock compensation expense [Abstract]
Fair value of shares vested (in dollars per share) | $ / shares		$ 3.50
Number of shares vested (in shares) | shares		264,000
Vesting value $4.30 [Member]
Stock compensation expense [Abstract]
Fair value of shares vested (in dollars per share) | $ / shares		$ 4.30
Number of shares vested (in shares) | shares		20,000
Vesting value $4.83 [Member]
Stock compensation expense [Abstract]
Fair value of shares vested (in dollars per share) | $ / shares			$ 4.83
Number of shares vested (in shares) | shares			1,189,100
Vesting value $3.68 [Member]
Stock compensation expense [Abstract]
Fair value of shares vested (in dollars per share) | $ / shares			$ 3.68
Number of shares vested (in shares) | shares			70,108